Organization, Basis of Presentation and Use of Estimates - Schedule of Subsidiaries of Company (Detail) (Subsidiaries [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Cheerbright International Holdings, Ltd [Member]
Organization [Line Items]
Date of incorporation or acquisition	Jun. 13, 2006	Jun. 13, 2006
Place of incorporation	British Virgin Islands	British Virgin Islands
Principal activities	Investment holding	Investment holding
Percentage of direct ownership by the Company	100.00%	100.00%
Autohome (Hong Kong) Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Mar. 16, 2012	Mar. 16, 2012
Place of incorporation	Hong Kong	Hong Kong
Principal activities	Provision of online advertising services	Provision of online advertising services
Percentage of direct ownership by the Company	100.00%	100.00%
Autohome Media Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Oct. 18, 2013	Oct. 18, 2013
Place of incorporation	Hong Kong	Hong Kong
Principal activities	Provision of online advertising services	Provision of online advertising services
Percentage of direct ownership by the Company	100.00%	100.00%
Beijing Cheerbright Technology Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Sep. 01, 2006	Sep. 01, 2006
Place of incorporation	PRC	PRC
Principal activities	Provision of technical and consulting services	Provision of technical and consulting services
Percentage of direct ownership by the Company	100.00%	100.00%
Autohome Shanghai Advertising Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Sep. 29, 2013	Sep. 29, 2013
Place of incorporation	PRC	PRC
Principal activities	Provision of online advertising services	Provision of online advertising services
Percentage of direct ownership by the Company	100.00%	100.00%
Beijing Prbrownies Software Co., Ltd.( formerly known as Beijing Autohome Software Co., Ltd.) [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 12, 2013	Nov. 12, 2013
Place of incorporation	PRC	PRC
Principal activities	Provision of information technology services	Provision of information technology services
Percentage of direct ownership by the Company	100.00%	100.00%
Beijing Autohome Technologies Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 12, 2013	Nov. 12, 2013
Place of incorporation	PRC	PRC
Principal activities	Provision of information technology services	Provision of information technology services
Percentage of direct ownership by the Company	100.00%	100.00%
Beijing Autohome Advertising Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 13, 2013	Nov. 13, 2013
Place of incorporation	PRC	PRC
Principal activities	Provision of online advertising services	Provision of online advertising services
Percentage of direct ownership by the Company	100.00%	100.00%
Guangzhou Autohome Advertising Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 25, 2013	Nov. 25, 2013
Place of incorporation	PRC	PRC
Principal activities	Provision of online advertising services	Provision of online advertising services
Percentage of direct ownership by the Company	100.00%	100.00%